Label	Element	Value
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Vesper U.S. Large Cap Short-Term Reversal Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Vesper U.S. Large Cap Short-Term Reversal Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended August 31, 2024, the Fund’s portfolio turnover rate was 4,697% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4697.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in securities comprising the Index. The Index is designed to measure the performance of a portfolio of twenty-five (25) securities selected from the Solactive GBS United States 500 Index (the “Solactive 500”) that Vesper Capital Management, LLC (the “Index Provider”) believes will most likely benefit from the “short-term reversal” effect, as determined by applying a proprietary algorithm (“Chow’s Ratio” or “Algorithm”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large capitalization securities issued by a U.S. company or a company economically tied to the United States. The Fund defines large capitalization companies to be those companies represented by the Solactive 500 or within the capitalization range of the Solactive 500 as measured at its most recent reconstitution, which was $10.1 billion to $3.6 trillion on November 6, 2024. A company is deemed to be economically tied to the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the United States; (ii) a majority of the company’s revenues are derived from the United States; or (iii) a majority of the company’s assets are located in the United States.

Short-term reversal effect generally means that, on average, stocks with relatively poor weekly (risk-adjusted) performance, may reverse and earn higher returns relative to peer stocks the following week. Short-term reversal investment strategies have recently developed due to the accessibility and availability of short-term pricing data and lower trading costs.

The eligible universe of Index components includes all companies in the Solactive 500. The Solactive 500 intends to track the performance of the largest 500 companies in the United States stock market and is based on the Solactive Global Benchmark Series (“GBS”). The constituents are selected based on company market capitalization and weighted by free-float market capitalization. From that universe, according to the Index’s quantitative, rules-based methodology, 25 securities are selected by the Index Provider applying Chow’s Ratio to historical short-term price data of the companies’ stocks in an attempt to identify those securities that are believed to have the best chance to experience short-term reversal as well as maintain minimum risk exposure and transaction costs. Chow’s Ratio is a proprietary algorithm that uses short-term pricing data and volatility measures to identify stocks that have experienced one-week price declines and assesses their price stability to identify which stocks are fundamentally sound and have the greatest potential for reversal and which ones are fundamentally flawed and have the greatest potential for further decline. The stocks believed to have the best chance of reversal are ultimately selected for the Index. After applying the Algorithm, the 25 securities with the lowest ratios (a lower ratio represents a higher likelihood of experiencing short-term reversal) are selected for inclusion in the Index.

The Index is evaluated and re-balanced on a weekly basis. As a result, the Fund will have a high portfolio turnover rate.

Index components are equal weighted at each weekly reconstitution of the Index. A stock in the Index is only removed at rebalance if it has been assigned a ratio that is higher than that of the 50 securities of the Solactive 500 with the lowest ratios. In such case, the security with the lowest ratio from the new list of 25 securities that is not already included in the Index is selected for inclusion. As of December 2, 2024, the Index comprised 25 component securities with an average market capitalization of $233.82 billion.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”), the Fund’s adviser, generally will use a replication methodology, meaning it will invest in all of the securities composing the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. Due to the Fund’s weekly reconstitution, the Fund’s concentration in an industry or group of industries or a particular sector may change from week to week.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund or the Adviser.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large capitalization securities issued by a U.S. company or a company economically tied to the United States.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P 500® Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On November 7, 2022, the Index began utilizing a new underlying index, the Solactive GBS United States 500 Index, as the eligible universe of components from which the Index selects securities pursuant to its quantitative, rules-based methodology. Therefore, the performance shown for periods prior to that date may have differed had the change to the Fund’s Index been in effect during those periods. Updated performance information is available online at www.utrnetf.com or by calling toll-free 833-835-6633.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P 500® Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-835-6633
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.utrnetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of September 30, 2024 was 28.48%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	27.59%	Q2/2020
Lowest Return	-21.63%	Q1/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Common Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Early Close/Trading Halt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Index Tracking Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Industry Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Issuer-Specific Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Large-Capitalization Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies or the market as a whole. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, Fund shares may trade at a material discount to their net asset value (“NAV”) per share, possibly face delisting, and may experience wide bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, the conflict in the Middle East, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Methodology Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Methodology Risk. The Fund seeks to track the performance of the Index, which selects stocks of companies utilizing a methodology that relies on Chow’s Ratio, a proprietary algorithm. The Index is the first practical application of Chow’s Ratio. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee that the Index methodology will generate or produce the intended results, and stocks of companies selected for the Index may underperform stocks of companies that have been excluded from the Index.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Passive Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in connection with the weekly rebalances and reconstitutions of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | REIT Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, U.S. REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Sector Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Smaller Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Vesper U.S. Large Cap Short-Term Reversal Index1
1 Year	rr_AverageAnnualReturnYear01	2.27%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.99%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2018	[1]
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2018
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2019	rr_AnnualReturn2019	31.41%
Annual Return 2020	rr_AnnualReturn2020	19.01%
Annual Return 2021	rr_AnnualReturn2021	29.69%
Annual Return 2022	rr_AnnualReturn2022	(19.80%)
Annual Return 2023	rr_AnnualReturn2023	0.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	28.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05	10.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2018
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2018
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2018

[1]	This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.